Investment Objectives and Goals - Hardman Johnston International Growth Fund	Feb. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Hardman Johnston International Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Hardman Johnston International Growth Fund (the “Fund”) seeks long-term capital appreciation.